Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Intangible assets	Intangible assets:

	December 31, 2019	December 31, 2018
Intellectual property acquired from UTC	$970	$1,417
Intellectual property acquired from H2 Logic A/S	—	43
Intellectual property acquired from Ballard Unmanned Systems (formerly Protonex)	630	787
Internally generated fuel cell intangible assets	168	1,199
ERP management reporting software system	3,912	4,825
Intellectual property acquired by Ballard Power Systems Europe	7	14
	$5,687	$8,285

Intangible assets		Accumulated	Net carrying
Balance	Cost	amortization	amount
At January 1, 2018	$69,547	$51,597	$17,950
Amortization expense	—	2,354	(2,354)
Disposals	(9,138)	(1,827)	(7,311)
At December 31, 2018	60,409	52,124	8,285
Amortization expense	—	2,598	(2,598)
At December 31, 2019	$60,409	$54,722	$5,687

Amortization expense on intangible assets is allocated to research and product development expense or general and administration expense depending upon the nature of the underlying assets. In 2019, amortization of $2,598,000 (2018 - $2,354,000) was recorded.
During the year ended December 31, 2018, the Corporation disposed of intangible assets of $7,311,000 related to Ballard Unmanned Systems' (formerly Protonex) Power Manager business (note 25).